ANNUAL REPORT



DECEMBER 31, 1996

                                                                 [GRAPHIC]

YOUR FOUNDATION FOR INVESTMENT STRENGTH




                    THE       THE KENT MONEY MARKET FUND
                   KENT
                  FUNDS(R)    THE KENT MICHIGAN MUNICIPAL MONEY MARKET FUND

MESSAGE TO SHAREHOLDERS


Dear Kent Fund Shareholder:

     We are pleased to provide The 1996 annual report to shareholders of The Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund.

     Please see your investment representative or call us at 1-800-633-KENT (1-800-633-5368) if you have questions about your investments. A Shareholder Services Representative is available to assist you. We are always pleased to answer questions from shareholders.

Sincerely,

The Kent Funds

                               INVESTMENT ADVISOR

                                  Old Kent Bank
                              One Vandenberg Center
                             Grand Rapids, MI 49503




                                   DISTRIBUTOR

                               BISYS Fund Services
                                3435 Stelzer Road
                               Columbus, OH 43219





This report is submitted for the general information of shareholders of The Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for the funds, which contains more information concerning the funds' investment policies as well as fees and expenses and other pertinent information. Please read the prospectus carefully before investing.


           Shares of the funds are not deposits or obligations of, or guaranteed or endorsed by Old Kent Bank or any of its affiliates. Shares of the funds are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other
[GRAPHIC]  agency. Investment return and principal value will vary as a result of market conditions and other factors, so that shares of the fund, when redeemed, maybe worth more or less than their original cost. An investment in the funds involves investment risks, including the possible loss of principal. There can be no assurance that The Kent Money Market Fund or The Kent Michigan Municipal Money Market Fund will be able to maintain a stable net asset value of $1 per share.

ECONOMIC OUTLOOK

REAL ECONOMIC ACTIVITY

Economy in Best Fundamental Shape in 25 Years.

     As 1997 begins, the economy appears to be in the best fundamental shape in 25 years:

- Despite a sharp rebound in the fourth quarter, economic growth for this business expansion at 2.6 percent remains below the economy's long-run growth rate of 3.2 percent, which has helped prolong the longevity of the current expansion.

-  Inflation remains in check, although worries surface from time-to-time.

- Even though the economy is running near full employment levels, the labor markets appear to be "comfortably tight" with few signs of accelerating wage pressures.

-  The level of interest rates and bond yields is moderate, ranging from 5.0 to
   7.0 percent in the Treasury market.

- Corporate earnings are still rising, albeit at a slower rate in some industries than earlier in the expansion.

- The international competitiveness of U.S. companies has increased markedly in recent years and cost-cutting and restructuring efforts seem likely to continue.

- The Federal budget deficit shrunk from $290 billion in FY1992 to $107 billion in FY1996.

- And finally, U.S. companies continue to lead the world in the development and proliferation of new information and telecommunications technologies.



             REAL GROSS DOMESTIC PRODUCT
                ANNUALIZED GROWTH RATE
                ----------------------
2Q 1991   1.7
            1
            1

1Q 1992   4.7
          2.5
            3
          4.3

1Q 1993  -0.1
          1.9
          2.3
          4.8

1Q 1994   2.5
          4.9
          3.5
            3

1Q 1995   0.4
          0.7
          3.8
          0.3

1Q 1996     2
          4.7
          2.1

4Q 1996   4.7


Long-Run Growth Rate = 3.2%
2Q91 to 4Q96 Growth Rate = 2.6%
[GRAPHIC]


     This business expansion will be six years old next quarter and is now the third longest expansion since World War II. In fact, the previous business expansion, which ended in 1990, is the second longest, with the expansion in the 1960s that was fueled by the military buildup associated with the Vietnam War being the longest. So, the last two expansions are two of the three longest on record, with the current expansion still rolling along. Most likely this is a reflection of the vastly improved inventory-control technologies that have been developed in recent years and the proclivity of the Federal Reserve under the guidance of Alan Greenspan to engage in pre-emptive strikes against any signs of the economy overheating and/or inflationary pressures building.

Exports Boost Fourth-Quarter Growth.

     The economy's "stop/go" pattern of growth, as depicted in the previous graph, continued in the fourth quarter. Real Gross Domestic Product (GDP) sprinted ahead at a 4.7 percent pace compared to the 2.1 percent gain recorded in the third quarter. Exports surged at a 25.5 percent rate, causing a significant improvement in net exports that accounted for almost half of the rise in real GDP. Capital goods, particularly aircraft, were primarily responsible for the extraordinary gain in exports. Domestic private final sales, which excludes net exports, government spending and inventory swings, rose at the more moderate pace of 3.2 percent. This measure probably gives a more realistic picture of the economy's underlying strength as 1996 drew to a close.


                            REAL ECONOMIC ACTIVITY
                            ----------------------

                                           4Q1996*     4Q95 to 4Q96
                                           ------      ------------
Gross Domestic Product                      4.7%           3.4%
Domestic Private Final Sales                3.2%           3.6%
Personal Consumption Expenditures           3.4%           2.7%

* Annualized.



[GRAPHIC]



     Despite reports of only a moderately successful holiday season for the nation's retailers and the sharp rise in consumer indebtedness, delinquencies and bankruptcies, consumer spending rebounded at a 3.4 percent rate last quarter from the paltry 0.5 percent pace of the third quarter. Durable goods

ECONOMIC OUTLOOK


spending was the strongest component, with furniture outlays leading the way. At first blush, the rise in spending on furniture doesn't seem to be consistent with the decline in residential construction outlays over the past two quarters, which resulted from the rise in mortgage rates last year. The housing market proved to be very resilient during 1996, however, as aggressive switching to adjustable-rate mortgages and some purchases in anticipation of even higher

                                    PERCENT OF REAL GDP        ANNUALIZED GROWTH RATE
                                    -------------------        ----------------------
                                    2Q91           4Q96             2Q91 to 4Q96
                                    ----           ----             ------------
Producers' Durable Equipment        6.0%           8.5%                  9.3%
High Technology Equipment           1.9%           3.7%                 15.6%
     Computers                      0.5%           2.1%                 32.9%

Real GDP                                                                 2.6%


mortgage rates actually led to an 8.8 percent gain in housing starts last year. The strong job market and high levels of consumer confidence also contributed to a record sales year for existing homes as 4.09 million homes exchanged hands, eclipsing the previous high of 3.99 million reached in 1978.

      Aside from exports, business capital spending was again the strongest sector of the economy during the fourth quarter. The contribution from the various components was somewhat different than over the previous 23 quarters, however. Capital outlays on structures grew at a 22.5 percent rate as the high level of capacity utilization, falling commercial and industrial vacancy rates, and ongoing retail expansion spurred additional construction. In a somewhat unexpected turn, producers' durable

                        BUSINESS CAPITAL SPENDING* 4Q1996
                        ---------------------------------
Structures                              22.5%
Producers' Durable Equipment            -1.7%
High Technology Equipment               11.5%
Computers                               26.8%
Industrial Machinery                    -6.0%
Transportation Equipment               -15.7%

*Annualized



equipment outlays fell for the first time in over four years. Equipment outlays have been the strongest sector of the economy during the business expansion, as demand for computers, telecommunications equipment and other forms of information technology has surged.

      Looking at the components of equipment spending shows that all of the decline last quarter was contained in the industrial machinery and volatile transportation equipment sectors and that outlays for high-technology equipment, particularly computers, remained strong. The main motivation behind the surge in equipment purchases over the past five and a half years is the desire of businesses to improve their competitiveness by increasing productivity, restraining costs and boosting quality. The fact that the price of capital goods has been declining relative to labor compensation is an added incentive to invest in equipment.

      Companies have responded aggressively during this expansion to the heightened competitive pressures coming at them from both domestic and international competitors. The table below depicts how large the representative share of the nation's total output equipment spending has become over the course of this expansion. In the second quarter of 1991 when the economy turned from recession to expansion, equipment outlays accounted for 6 percent of total output; the high technology portion was less than 2 percent; and business computers were half of one percent.

      Five and a half years later, equipment production, and particularly high-technology equipment, has become a much more significant portion of the economy and has grown at rates far in excess of the 2.6 percent growth rate for the entire economy. Equipment outlays now account for the highest proportion of real GDP since World War II, when

ECONOMIC OUTLOOK

wartime manufacturing sharply boosted equipment production and consumer spending was severely curtailed. When students of the business cycle look back on this expansion, what occurred in the business equipment sector will likely be the most remarkable feature of this economic expansion.

Another Year of Moderate Growth for 1997.

     As the business expansion is about to enter its seventh year, the economy appears to be on the path toward another year of moderate growth. No serious imbalances are evident in the economy, which lowers the odds of the economy falling into recession during 1997. The rapid rise in consumer indebtedness over the past three years and the attendant burden of servicing that debt buildup points to, at best, further moderate gains in consumer spending. The housing sector should be flat to modestly lower due to the late point in the economic cycle and the higher level of mortgage rates. Business capital spending for equipment should be the strongest sector of the economy as the continued advancement of electronic technology permits sharp declines in equipment prices, which provides incentives to substitute high-technology equipment, for labor and/or other types of capital goods. We do anticipate that it will be tough for spending on high-technology equipment to match the heady pace reached earlier in the expansion, however. Exports had such a blockbuster quarter that a slower growth rate is likely, particularly given the U.S. dollar's recent strength. We expect the economy to grow at a rate near two percent during 1997.

INFLATION

Negligible Inflation.

     The inflation data for 1996 was excellent, particularly considering the advanced age of the current business expansion. Except for a sharp run-up in energy costs last year, overall inflation remained very well behaved, in part because increased competition is restraining the ability of many businesses to raise their prices. Consumers are little influenced in their buying decisions by expectations of price

<GRAPHIC>

                                            INFLATION MEASURES
                                                  1996
                                            ------------------
Consumer Price Index (CPI)                        3.3%
CPI less Food & Energy                            2.6%
Producer Price Index (PPI)                        2.8%
PPI less Food & Energy                            0.1%
GDP Fixed-Weight Price Index                      2.2%


increases in the future. Pricing leverage remains the exception and not the rule in the domestic economy.

     The Federal Reserve remains concerned that a slow but steady increase in labor costs could translate into higher consumer prices. The low unemployment rate, however, has not yet empowered labor to exact higher wage increases. The employment cost index rose only 2.9 percent last year, the lowest annual figure on record. Companies' emphasis on cutting labor costs, which represent about 70 percent of production expenses, has made them more resistant to higher wage demands. At the same time, wage earners have placed more emphasis on job security rather than wage increases as the tidal wave of substituting equipment for labor continues to wash over Corporate America. The battle for market share from both domestic and foreign producers remains intense, exerting additional restraint on prices. We expect inflation to remain in the two to three percent range for 1997.


JOSEPH T. KEATING
Chief Investment Officer

The information discussed herein is based on Commerce Department data released January 31, 1997.

              The Kent              MONEY MARKET FUND
              Funds                 PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
   AMOUNT                                        (NOTE 2)
------------                                   -------------
BANK NOTES -- 1.0%
$  5,000,000  Bank of New York, 5.63%,
              3/3/97.........................  $   4,999,269
                                               -------------
              TOTAL BANK NOTES...............      4,999,269
                                               -------------
              (amortized cost $4,999,269)

YANKEE CERTIFICATES OF DEPOSIT -- 16.1%
   5,000,000  ABN Amro Bank, 5.68%, 4/17/97..      4,997,768
   5,000,000  Bank of Nova Scotia, 5.36%,
              1/6/97.........................      5,000,000
   5,000,000  Bank of Nova Scotia, 5.36%,
              2/18/97........................      5,000,000
   5,000,000  Banque National de Paris,
              5.62%, 2/10/97.................      5,000,121
   5,000,000  Banque National de Paris,
              5.52%, 6/27/97.................      5,000,000
   5,000,000  Bayerische Landesbank, 5.37%,
              2/3/97.........................      5,000,080
   5,000,000  Canadian Imperial Bank of Com-
              merce, 5.42%, 1/8/97...........      5,000,056
   5,000,000  Commerzbank Group, 5.37%,
              1/9/97.........................      5,000,010
   7,000,000  Commerzbank Group, 5.52%,
              3/14/97........................      6,995,550
   6,000,000  Societe Generale, 5.52%,
              1/10/97........................      6,000,101
   5,000,000  Societe Generale, 5.57%,
              4/3/97.........................      5,001,781
   5,000,000  Societe Generale, 5.60%,
              4/3/97.........................      5,002,110
   5,000,000  Swiss Bank Corp., 5.75%,
              3/4/97.........................      5,001,085
   5,000,000  Swiss Bank Corp., 5.71%,
              3/19/97........................      5,002,587
   5,000,000  Sumitomo Bank, Ltd., 5.87%,
              1/29/97........................      5,000,039
                                               -------------
              TOTAL YANKEE CERTIFICATES OF
              DEPOSIT........................     78,001,288
                                               -------------
              (amortized cost $78,001,288)

BANKER'S ACCEPTANCES -- 17.9%
   5,000,000  Bank of Nova Scotia, 5.27%,
              4/28/97........................      4,914,442
   3,000,000  Chase Manhattan Bank, N.A.,
              5.29%, 1/10/97.................      2,996,031
   4,947,775  Chase Manhattan Bank, N.A.,
              5.28%, 1/13/97.................      4,939,067
   5,000,000  Chase Manhattan Bank, N.A.,
              5.27%, 1/27/97.................      4,980,970
   5,000,000  Chase Manhattan Bank, N.A.,
              5.28%, 2/27/97.................      4,958,200
  10,000,000  Corestates Bank, 5.40%,
              3/25/97........................      9,875,500
   5,000,000  First National Bank of Chicago,
              5.26%, 1/3/97..................      4,998,539

                                                 AMORTIZED
 PRINCIPAL                                         COST
   AMOUNT                                        (NOTE 2)
------------                                   -------------
BANKER'S ACCEPTANCES (CONTINUED)
$  5,000,000  First National Bank of Chicago,
              5.26%, 4/1/97..................      4,934,250
   5,100,000  Mellon Bank, N.A.,
              5.31%,1/3/97...................  $   5,098,496
   5,000,000  Mellon Bank, N.A., 5.31%,
              1/9/97.........................      4,994,100
   5,000,000  Mellon Bank, N.A., 5.34%,
              6/13/97........................      4,879,108
   7,672,826  National City Bank, 5.26%,
              3/5/97.........................      7,602,198
   6,000,000  Republic National Bank of New
              York, 5.35%, 2/28/97...........      5,948,283
   5,500,000  Wachovia Bank of Georgia, N.A.,
              5.29%, 1/17/97.................      5,487,069
   5,000,000  Wachovia Bank of Georgia, N.A.,
              5.38%, 2/14/97.................      4,967,122
   5,000,000  Wachovia Bank of North Caro-
              lina, 5.32%, 3/17/97...........      4,944,584
                                               -------------
              TOTAL BANKER'S ACCEPTANCES.....     86,517,959
                                               -------------
              (amortized cost $86,517,959)

COMMERCIAL PAPER -- 49.2%
   5,000,000  ABN Amro North America
              Finance Inc.,
              5.44%, 2/28/97.................      4,956,178
   5,000,000  Ameritech Corp., 5.27%,
              1/10/97........................      4,993,412
   5,000,000  Ameritech Corp., 5.29%,
              3/4/97.........................      4,954,447
   5,000,000  BellSouth Telecommunications,
              5.31%, 1/30/97.................      4,978,612
   5,000,000  BellSouth Telecommunications,
              5.30%, 3/26/97.................      4,938,167
   5,000,000  Budget Funding Corp., 5.32%,
              1/7/97.........................      4,995,567
   5,000,000  Budget Funding Corp., 5.33%,
              1/14/97........................      4,990,376
   5,000,000  Daimler Benz N.A. Corp., 5.42%,
              1/15/97........................      4,989,461
   5,000,000  Daimler Benz N.A. Corp., 5.31%,
              1/17/97........................      4,988,200
   5,000,000  Daimler Benz N.A. Corp., 5.39%,
              2/5/97.........................      4,973,799
   5,000,000  Daimler Benz N.A. Corp., 5.30%,
              3/3/97.........................      4,955,097
   5,500,000  Eli Lilly & Co., 5.57%,
              2/24/97........................      5,454,047
   5,000,000  Ford Motor Credit Co., 5.36%,
              1/28/97........................      4,979,900
   5,000,000  Ford Motor Credit Co., 5.47%,
              3/17/97........................      4,942,917
   5,000,000  General Electric Capital Corp.,
              5.33%, 1/22/97.................      4,984,454
   5,000,000  General Electric Capital Corp.,
              5.31%, 1/23/97.................      4,983,775

                                  Continued

                     The Kent       MONEY MARKET FUND
                     Funds          PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
   AMOUNT                                        (NOTE 2)
------------                                   -------------
COMMERCIAL PAPER (CONTINUED)
$  5,000,000  General Electric Capital Corp.,
              5.29%, 3/10/97.................   $  4,950,039
   5,000,000  General Electric Capital Corp.,
              5.50%, 5/30/97.................      4,886,181
   5,000,000  General Motors Acceptance
              Corp., 5.50%, 1/2/97...........      4,999,236
   5,000,000  General Motors Acceptance
              Corp., 5.35%, 1/15/97..........      4,989,597
   5,000,000  General Motors Acceptance
              Corp., 5.33%, 1/27/97..........      4,980,753
   5,000,000  General Motors Acceptance
              Corp., 5.34%, 6/16/97..........      4,876,883
   5,000,000  General Motors Acceptance
              Corp., 5.42%, 6/26/97..........      4,867,511
   5,000,000  H.J. Heinz Co., 5.40%,
              1/13/97........................      4,991,000
   5,000,000  H.J. Heinz Co., 5.50%,
              2/6/97.........................      4,972,500
   5,000,000  Household Finance Corp., 5.31%,
              1/7/97.........................      4,995,575
   5,000,000  Household Finance Corp., 5.30%,
              1/13/97........................      4,991,167
   5,000,000  Household Finance Corp., 5.37%,
              1/16/97........................      4,988,812
   5,000,000  Household Finance Corp., 5.33%,
              1/24/97........................      4,982,974
   5,000,000  John Deere Capital Corp.,
              5.29%, 1/6/97..................      4,996,326
   5,000,000  John Deere Capital Corp.,
              5.30%, 1/14/97.................      4,990,431
   5,000,000  John Deere Capital Corp.,
              5.29%, 1/16/97.................      4,988,979
   5,000,000  John Deere Capital Corp.,
              5.27%, 5/2/97..................      4,911,435
   5,000,000  Michigan Consolidated Gas Co.,
              5.40%, 2/3/97..................      4,975,250
   5,000,000  Michigan Consolidated Gas Co.,
              5.35%, 2/4/97..................      4,974,736
   5,000,000  Michigan Consolidated Gas Co.,
              5.32%, 2/6/97..................      4,973,400
   5,000,000  National Australia Funding
              (Delaware), 5.28%, 1/6/97......      4,996,320
   5,000,000  National Australia Funding
              (Delaware), 5.30%, 1/6/97......      4,996,333
   5,000,000  Pitney Bowes Credit Corp.,
              5.58%, 2/19/97.................      4,962,025
   5,000,000  Sandoz Corp., 5.31%, 1/21/97...      4,985,250
   5,000,000  Sandoz Corp., 5.30%, 1/31/97...      4,977,917
   4,400,000  Schering Corp., 5.27%,
              5/13/97........................      4,314,977

                                                  AMORTIZED
 PRINCIPAL                                          COST
   AMOUNT                                         (NOTE 2)
------------                                   -------------
COMMERCIAL PAPER (CONTINUED)
$  5,000,000  UBS Finance, 8.00%, 1/2/97.....   $  4,998,889
   5,000,000  Weyerhaeuser Co., 5.29%,
              1/29/97........................      4,979,428
   5,000,000  Weyerhaeuser Co., 5.30%,
              2/6/97.........................      4,973,500
   5,000,000  Weyerhaeuser Co., 5.30%,
              2/7/97.........................      4,972,764
   5,000,000  Xerox Corp., 5.31%, 1/13/97....      4,991,150
   5,000,000  Xerox Credit Corp., 5.30%,
              1/13/97........................      4,991,167
                                               -------------
              TOTAL COMMERCIAL PAPER.........    238,480,914
                                               -------------
              (amortized cost $238,480,914)

DEMAND NOTES -- 7.5%
   5,000,000  Allstate Financial Corp.,
              Funding Agreement, 5.51%*,
              1/2/97(b)......................      5,000,000
   7,500,000  Commonwealth Life Insurance
              Co., 5.64%*, 1/2/97(b).........      7,500,000
   5,000,000  Kerasotes Theaters, Inc., Se-
              ries 96-A, 5.67%*, 1/2/97 (LC
              First of America Bank-Illinois,
              N.A.)..........................      5,000,000
   3,000,000  La Mirada, CA, Industrial
              Development Authority, 5.70%*,
              1/2/97 (LC First National Bank,
              Chicago).......................      3,000,000
   5,000,000  Labelle Capital Funding L.L.C.,
              5.82%*, 1/2/97 (LC First of
              America Bank-Michigan).........      5,000,000
   5,000,000  Sheperd Capital L.L.C., 5.82%*,
              1/2/97 (LC Comerica Bank)......      5,000,000
   6,000,000  Zeigler Realty, L.L.C., 5.82%*,
              1/2/97 (LC First of America
              Bank-Michigan).................      6,000,000
                                               -------------
              TOTAL DEMAND NOTES                  36,500,000
                                               -------------
              (amortized cost $36,500,000)

INVESTMENT COMPANY -- 1.2%

   SHARES
------------
   5,772,341  Dreyfus Cash Management Money
              Market Fund....................      5,772,341
                                               -------------
              TOTAL INVESTMENT COMPANY.......      5,772,341
                                               -------------
              (cost $5,772,341)
TOTAL INVESTMENTS, AT VALUE..................    450,271,771
                                               -------------
(amortized cost $450,271,771)

                                  Continued

                   The Kent         MONEY MARKET FUND
                   Funds            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
   AMOUNT                                        (NOTE 2)
------------                                   -------------
REPURCHASE AGREEMENT -- 7.2%
$ 35,000,000  Donaldson, Lufkin & Jenrette,
              6.25%, dated 12/31/96, due
              1/2/97, (collateralized by
              $34,324,000 U.S. Treasury Note,
              6.375%, 7/15/99, market value
              $35,789,624)...................  $  35,000,000
                                               -------------
              TOTAL REPURCHASE AGREEMENT.....     35,000,000
                                               -------------
              (cost $35,000,000)

TOTAL -- 100.1%..............................    485,271,771
(amortized cost $485,271,771) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.1%).......................................      (549,062)
                                               -------------
NET ASSETS -- 100.0%.........................   $484,722,709
                                               =============

---------------------------------------

Percentages indicated are based on net assets of $484,722,709.
* Variable rate security. Rate presented represents rate in effect at December 31, 1996. Maturity date reflects next rate change date.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Illiquid security
LC Letter of Credit

                      See Notes to Financial Statements.

                     The Kent       MICHIGAN MUNICIPAL MONEY MARKET FUND
                     Funds          PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES -- 87.1%
             MICHIGAN -- 79.5%
$  $485,000  Alcona Community Schools,
             4.10%, 5/1/97 (Insured by
             FGIC)...........................  $     485,229
  1,725,000  Chippewa Valley Schools, GO,
             8.10%, 5/1/97...................      1,750,380
    215,000  Clinton Township, Economic
             Development Corp., Limited
             Obligation Revenue, Pointe
             Village Square Project (AMT),
             3.95%*, 2/1/97 (LC Resolution
             Trust Co.)......................        215,000
  2,550,000  Detroit, Series A, GO,
             Prerefunded 4/1/97 @ 102,
             8.63%, 4/1/07...................      2,631,737
    625,000  Eaton Rapids Public Schools, GO,
             7.38%, 5/1/97 (Insured by
             MBIA)...........................        632,082
    460,000  Farmington Hills, Economic
             Development Corp., Limited
             Obligation Revenue, Brookfield
             Building Associates,
             4.15%*, 1/2/97 (LC Comerica
             Bank)...........................        460,000
    415,000  Farmington Hills, Economic
             Development Corp., Limited
             Obligation Revenue, Marketing
             Displays Project (AMT), 3.75%*,
             3/1/97 (LC Comerica Bank).......        415,000
  1,855,000  Genesse County, Economic
             Development Corp., Grand Blanc
             Convalescent Center,
             3.80%*, 5/1/97 (LC Citizens
             Commercial & Savings Bank)......      1,855,000
  1,000,000  Grand Rapids Water Supply,
             Prerefunded 1/1/98 @ 102, 7.88%,
             1/1/18..........................      1,059,734
  3,000,000  Holland, Economic Development
             Corp., Thrifty Holland, Inc.,
             3.65%*, 1/2/97 (LC Industrial
             Bank of Japan)..................      3,000,000
  1,180,000  Johannesburg -- Lewiston Area
             Schools,
             5.25%, 4/1/97...................      1,182,802
    695,000  Kenowa Hills Public Schools, GO,
             5.13%, 5/1/97...................        697,715
  3,000,000  Kent Hospital Finance Authority,
             Butterworth Hospital, Series A,
             4.00%*, 1/2/97 (LC Rabobank
             Nederland)......................      3,000,000
  1,855,000  Leelanau County, Economic
             Development Corp., Limited
             Obligation Revenue, American
             Community Mutual Insurance Co.,
             3.80%*, 6/15/97 (LC First of
             America)........................      1,855,000

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   410,000  Livonia, Economic Development
             Corp., American Community Mutual
             Insurance Co.,
             3.80%*, 5/15/97 (LC First of
             America)........................  $     410,000
  2,000,000  Meridian, Economic Development
             Corp., Hannah Research &
             Technology Center, 3.70%*,
             1/15/97 (LC Barclays Bank PLC)..      2,000,000
  2,200,000  Michigan Municipal Bond
             Authority, Series A,
             4.50%, 7/3/97...................      2,206,230
  1,000,000  Michigan Municipal Bond
             Authority, School State Aid
             Notes, Series 1996B,
             4.50%, 7/25/97..................      1,002,971
  1,500,000  Michigan State Hospital Finance
             Authority Revenue, Oakwood
             Hospital Obligation Group,
             Series A,
             4.00%, 11/1/97 (Insured by
             FGIC)...........................      1,504,219
    500,000  Michigan State Housing
             Development Authority, Pine
             Ridge,
             4.10%*, 1/2/97 (LC National
             Westminster)....................        500,000
  1,000,000  Michigan State Housing
             Development Authority, Revenue,
             Shoal Creek,
             4.10%*, 1/2/97 (LC National
             Westminster)....................      1,000,000
    350,000  Michigan State Housing Rental
             Revenue, Series C,
             4.15%*, 1/2/97 (LC Credit
             Suisse).........................        350,000
  3,300,000  Michigan State Job Development
             Authority, BASF Wyandotte Corp.,
             3.30%*, 1/2/97 (LC Credit
             Suisse).........................      3,300,000
  1,200,000  Michigan State Job Development
             Authority, Hitachi Metals,
             3.75%*, 1/2/97 (LC Sanwa Bank,
             Ltd.)...........................      1,200,000
  5,100,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Dow
             Chemical Co. Project, (AMT),
             5.10%*, 1/2/97..................      5,100,000
  3,500,000  Michigan State Strategic Fund-
             Reserve 1, Limited Obligation
             Revenue, Detroit Edison,
             5.25%*, 1/2/97 (LC Barclays Bank
             PLC)............................      3,500,000

                                  Continued
                                      8

                      The Kent      MICHIGAN MUNICIPAL MONEY MARKET FUND
                      Funds         PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   215,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Kazoo Inc. Project (AMT),
             3.95%*, 3/15/97 (LC First of
             America)........................  $     215,000
  2,500,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Donnelly Corp. Project, Series B
             (AMT),
             3.80%*, 4/1/97 (LC ABN AMRO
             Bank)...........................      2,500,000
  1,460,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Plascore, Inc. (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................      1,460,000
  2,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Waltec American Forgings (AMT),
             4.35%*, 1/2/97..................      2,000,000
    995,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Molmec, Inc. (AMT),
             4.40%*, 1/2/97 (LC Comerica
             Bank)...........................        995,000
  1,160,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, B.K.
             Hardwoods Ltd. Project,
             Series A (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................      1,160,000
  4,975,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, JB
             Labs, Inc. (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................      4,975,000
    540,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Tom
             Miller, Inc., (AMT),
             4.25%*, 1/2/97 (LC First Union
             National).......................        540,000
  2,800,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             United Waste System (AMT),
             4.25%*, 1/2/97 (LC Bank of
             America)........................      2,800,000
  2,500,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Cincinnati Milacron, Inc.
             Project, (AMT),
             4.25%*, 1/2/97 (LC PNC Bank)....      2,500,000

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$ 4,200,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             United Fixtures Co. Project,
             (AMT),
             4.40%*, 1/8/97 (LC LaSalle
             National Bank)..................  $   4,200,000
    500,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Tenibac Graphion, (AMT),
             4.35%*, 1/2/97 (LC NBD).........        500,000
  1,045,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Stephenson Land Co. Project
             (AMT),
             4.30%*, 1/2/97 (LC Comerica
             Bank)...........................      1,045,000
  1,600,000  Michigan State Strategic Fund,
             Limited Obligation, Rochester
             Gear Project (AMT),
             4.35%*, 1/2/97 (LC Comerica
             Bank)...........................      1,600,000
  5,100,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Karona, Inc. Project, (AMT)
             4.35%*, 1/2/97 (LC First of
             America)........................      5,098,008
  4,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Pelzer (H.P.), Inc., (AMT),
             4.35%*, 1/2/97 (LC NBD).........      4,000,000
  2,750,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Advanced Tooling System, (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................      2,750,000
  1,200,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Jet
             Enterprises, (AMT),
             4.35%*, 1/2/97 (LC NBD).........      1,200,000
    750,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Patten Monument Project, (AMT),
             4.40%*, 1/2/97 (LC First
             Michigan Bank)..................        750,000
  2,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             (AMT), Knight Industries &
             Associates, Inc. Project,
             4.35%*, 1/2/97 (LC NBD).........      2,000,000
  2,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Horizon Devco LLC Project,
             (AMT), 4.35%*, 1/2/97 (LC NBD)..      2,000,000

                                  Continued
                                      9

                     The Kent       MICHIGAN MUNICIPAL MONEY MARKET FUND
                     Funds          PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$ 3,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Ort
             Tool & Die Corp. (AMT),
             4.40%*, 1/2/97 (LC National City
             Bank)...........................  $   3,000,000
  1,750,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Omni
             Technical Services, Inc. (AMT),
             4.35%*, 1/2/97 (LC First of
             America)........................      1,750,000
  2,000,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Solid Waste Disposal, Grayling
             Generating Project (AMT),
             4.25%*, 1/2/97 (LC Barclays Bank
             PLC)............................      2,000,000
  1,700,000  Michigan State Strategic Fund,
             Industrial Revenue, Kinder Care
             Centers, Series E (AMT),
             4.55%*, 1/2/97..................      1,700,000
    250,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Series B-1 (AMT), 4.40%*, 1/2/97
             (LC Comerica Bank)..............        250,000
  2,820,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Mans
             Project (AMT), 4.30%*, 1/2/97
             (LC Comerica Bank)..............      2,820,000
  1,785,000  Michigan State Strategic Fund,
             Limited Obligation Revenue, Kay
             Screen Printing, Inc., Series B
             (AMT), 4.35%*, 1/2/97 (LC
             Comerica Bank)..................      1,785,000
  2,500,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Donnelly Corp. Project, Series A
             (AMT), 4.60%*, 1/2/97 (LC Bank
             of Tokyo, Ltd.).................      2,500,000
  1,700,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Pilot Industries, Inc. Project
             (AMT),
             4.50%*, 1/2/97 (LC NBD).........      1,700,000
  2,050,000  Michigan State Strategic Fund,
             PCR, Consumers Power Project,
             4.25%*, 1/2/97 (LC Union Bank of
             Switzerland)....................      2,050,000
    690,000  Michigan State Trunk Line,
             Series B,
             6.25%, 11/1/97 (Insured by
             FGIC)...........................        703,678
  1,000,000  Michigan State Trunk Line,
             Series B,
             4.50%, 11/15/97 (Insured by
             FGIC)...........................      1,005,883
  1,075,000  Michigan State University
             Revenues, Series A,
             4.70%, 8/15/97..................      1,082,003

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             MICHIGAN (CONTINUED)
$   500,000  Midland County, Economic
             Development Corp., Limited
             Obligation Revenue, Series A,
             Dow Chemical Project (AMT),
             5.30%*, 1/2/97..................  $     500,000
    675,000  Oakland County, Economic
             Development Corp., Orchard Maple
             Project,
             3.75%*, 1/15/97, (LC First of
             America)........................        675,000
    340,000  Rochester Hills, Economic
             Development Corp., BRG
             Association Project,
             3.90%*, 12/1/97 (LC Comerica
             Bank)...........................        340,000
    850,000  Royal Oak Hospital Finance
             Authority, William Beaumont
             Hospital,
             4.50%, 1/1/97...................        850,000
  3,700,000  Royal Oak Hospital Finance
             Authority, William Beaumont
             Hospital,
             4.95%*, 1/2/97..................      3,700,000
  1,040,000  St. Clair Shores, Economic
             Development Corp. Borman's
             Inc.(AMT),
             3.95%*, 4/15/97 (LC Michigan
             National Bank)..................      1,040,000
  1,600,000  University of Michigan, Hospital
             Revenue, Series A,
             5.10%*, 1/2/97..................      1,600,000
  1,200,000  University of Michigan, Hospital
             Revenue, Series A,
             5.10%*, 1/2/97..................      1,200,000
  1,940,000  Warren, Economic Development
             Corp., CMX Corp. Project (AMT),
             3.70%*, 3/15/97 (LC First of
             America)........................      1,940,000
  1,295,000  Warren, Economic Development
             Corp., Cross Country Inns (AMT),
             3.75%*, 5/1/97 (LC Huntington
             National Bank)..................      1,295,000
  1,000,000  Washtenaw Community College, GO,
             Prerefunded 4/1/97 @ 102,
             6.20%, 4/1/03...................      1,026,916
  1,010,000  Wayne County Airport (Detroit
             Airport), Series A, (AMT)
             4.25%*, 1/2/97 (LC Bayerische
             Landesbank).....................      1,010,000
  1,000,000  Wayne County Airport (Detroit
             Airport), Series B, (AMT)
             4.10%*, 1/2/97 (LC Bayerische
             Landesbank).....................      1,000,000
                                               -------------
                                                 124,124,587
                                               -------------

                                  Continued

                      The Kent      MICHIGAN MUNICIPAL MONEY MARKET FUND
                      Funds         PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL SECURITIES (CONTINUED)
             PUERTO RICO -- 7.6%
$ 2,000,000  Commonwealth of Puerto Rico, Tax
             & Revenue Anticipation Notes,
             Series 97 -- A,
             4.00%, 7/30/97..................  $   2,006,454
  3,000,000  Puerto Rico Industrial, Medical
             & Environmental Pollution
             Control, Facilities Financing
             Authority, Abbott Labs Project,
             3.41%, 3/1/97...................      3,000,000
  4,200,000  Puerto Rico Industrial, Medical
             & Environmental Pollution
             Control, Facilities Financing
             Authority, Merck & Co., Series
             A,
             4.00%, 12/1/97..................      4,200,000
  2,750,000  Puerto Rico Industrial, Medical
             & Environmental Pollution
             Control, Facilities Financing
             Authority, Reynolds Metals,
             3.80%*, 9/1/97 (LC ABN AMRO
             Bank)...........................      2,750,000
                                               -------------
                                                  11,956,454
                                               -------------
             TOTAL MUNICIPAL SECURITIES......    136,081,041
                                               -------------
             (amortized cost $136,081,041)

MUNICIPAL COMMERCIAL PAPER -- 11.3%
  2,100,000  Cornell Township, Economic
             Development Corp., Industrial
             Development Revenue,
             Mead-Escanaba Paper Co.,
             3.40%, 1/28/97 (LC Credit
             Suisse).........................      2,100,000
  1,000,000  Cornell Township, Economic
             Development Corp., Industrial
             Development Revenue,
             Mead-Escanaba Paper Co.,
             3.40%, 1/28/97 (LC Credit
             Suisse).........................      1,000,000
  1,400,000  Delta County, Economic
             Development Corp., Environmental
             Improvement, Mead-Escanaba
             Paper Co., Series B,
             3.40%, 3/11/97 (LC Union Bank of
             Switzerland)....................      1,400,000
  1,200,000  Delta County, Economic
             Development Corp., Environmental
             Improvement, Mead-Escanaba
             Paper Co., Series A,
             3.45%, 3/10/97 (LC Swiss
             Bank)...........................      1,200,000
  1,500,000  Delta County, Economic
             Development Corp., Environmental
             Improvement, Mead-Escanaba Paper
             Co., Series A,
             3.45%, 2/11/97 (LC Swiss
             Bank)...........................      1,500,000

                                                 AMORTIZED
 PRINCIPAL                                         COST
  AMOUNT                                         (NOTE 2)
-----------                                    -------------
MUNICIPAL COMMERCIAL PAPER (CONTINUED)
             PUERTO RICO (CONTINUED)
$ 5,000,000  Michigan State Building
             Authority,
             3.50%, 5/1/97 (LC Canadian
             Imperial Bank of Canada)........  $   5,000,000
  3,450,000  Michigan State Housing
             Development Authority,
             Multi-Family Revenue, GNMA,
             Series A (AMT),
             3.50%, 2/3/97 (LC Credit
             Suisse).........................      3,450,000
  2,034,000  Michigan State Underground
             Storage Tank, Financial
             Assurance Authority,
             3.55%, 2/5/97 (LC Canadian
             Imperial Bank of Canada)........      2,034,000
                                               -------------
             TOTAL MUNICIPAL COMMERCIAL
             PAPER...........................     17,684,000
                                               -------------
             (amortized cost $17,684,000)

MUNICIPAL PUT BONDS -- 1.2%
    510,000  Michigan State Strategic Fund,
             John A. Biewer Co. (AMT),
             3.80%, 2/1/97 (LC Michigan
             National Bank)..................        510,000
    765,000  Michigan State Strategic Fund,
             Limited Obligation Revenue,
             Tawas Bay Associates Project
             (AMT),
             3.80%, 6/1/97...................        765,000
    575,000  Warren, Economic Development
             Corp., Limited Obligation
             Revenue, Elias Brothers (AMT),
             4.05%, 6/1/97 (LC Resolution
             Trust Corp.)....................        575,000
                                               -------------
             TOTAL MUNICIPAL PUT BONDS.......      1,850,000
                                               -------------
             (amortized cost $1,850,000)

INVESTMENT COMPANIES -- 0.1%
  SHARES
-----------
          1  Dreyfus Tax Exempt Cash
             Management Fund.................              1
          1  Federated Tax Exempt Money
             Market Fund.....................              1
    174,337  Reich & Tang Tax Exempt Proceeds
             Fund............................        174,337
                                               -------------
             TOTAL INVESTMENT COMPANIES......        174,339
                                               -------------
             (cost $174,339)

                                  Continued
                                      11

                     The Kent       MICHIGAN MUNICIPAL MONEY MARKET FUND
                     Funds          PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1996

                                                 AMORTIZED
                                                   COST
                                                 (NOTE 2)
                                               -------------
TOTAL INVESTMENTS -- 99.7%...................  $ 155,789,380
             (amortized cost $155,789,380)(a)
OTHER ASSETS IN EXCESS OF LIABILITIES --
  0.3%.......................................        416,560
                                               -------------
NET ASSETS -- 100.0%.........................  $ 156,205,940
                                               =============

---------------------------------------

Percentages indicated are based on net assets of $156,205,940.
(a) Cost for federal income tax and financial reporting purposes are the same.
* Represents variable rate security. Rate presented represents rate at December 31, 1996. Maturity date reflects next rate change date.

AMT        Alternative Minimum Tax Paper
FGIC       Financial Guaranty Insurance Corp.
GNMA       Government National Mortgage Association
GO         General Obligation
LC         Letter of Credit
MBIA       Municipal Bond Insurance Association
NBD        National Bank of Detroit
PCR        Pollution Control Revenue
PLC        Public Limited Company

                       See Notes to Financial Statements.

                      The Kent      STATEMENTS OF ASSETS AND LIABILITIES
                      Funds         DECEMBER 31, 1996

                                                                                       MONEY         MICHIGAN MUNICIPAL
                                                                                       MARKET           MONEY MARKET
                                                                                        FUND                FUND
                                                                                    ------------     ------------------
ASSETS:
  Investments (Note 2):
    Investments in securities (amortized cost $450,271,771 and $155,789,380,
     respectively)................................................................  $450,271,771        $155,789,380
    Repurchase agreements (cost $35,000,000 and $0, respectively).................    35,000,000                  --
                                                                                    ------------        ------------
         Total investments at value...............................................   485,271,771         155,789,380
  Interest and dividends receivable...............................................     1,626,705             912,321
  Prepaid expenses................................................................         1,735                 309
                                                                                    ------------        ------------
         Total Assets.............................................................   486,900,211         156,702,010
                                                                                    ------------        ------------
LIABILITIES:
  Dividends payable...............................................................     2,054,776             433,361
  Advisory fee payable (Note 3)...................................................        21,848               6,895
  Payable to administrator (Note 3)...............................................        30,903              10,225
  Payable to transfer agent (Note 3)..............................................        21,426               8,414
  Payable to custodian............................................................        13,926               5,757
  Accrued expenses and other liabilities..........................................        34,623              31,418
                                                                                    ------------        ------------
         Total Liabilities........................................................     2,177,502             496,070
                                                                                    ------------        ------------
NET ASSETS........................................................................  $484,722,709        $156,205,940
                                                                                    ============        ============
NET ASSETS CONSIST OF:
  Paid-in capital.................................................................  $484,710,515        $156,205,159
  Accumulated undistributed net investment income.................................        13,072                  --
  Accumulated net realized gains (losses) on investments sold.....................          (878)                781
                                                                                    ------------        ------------
         TOTAL NET ASSETS.........................................................  $484,722,709        $156,205,940
                                                                                    ============        ============
INSTITUTIONAL SHARES:
  Net Assets......................................................................  $483,918,506        $155,424,287
  Shares Outstanding..............................................................   483,911,518         155,401,227
  Net Asset Value, offering and redemption price per share........................  $       1.00        $       1.00
                                                                                    ============        ============
INVESTMENT SHARES:
  Net Assets......................................................................  $    804,203        $    781,653
  Shares Outstanding..............................................................       804,189             781,614
  Net Asset Value, offering and redemption price per share........................  $       1.00        $       1.00
                                                                                    ============        ============

                       See Notes to Financial Statements.

                     The Kent       STATEMENTS OF OPERATIONS
                     Funds          FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                        MONEY        MICHIGAN MUNICIPAL
                                                                                       MARKET           MONEY MARKET
                                                                                        FUND                FUND
                                                                                     -----------     ------------------
INVESTMENT INCOME (NOTE 2):
  Interest.......................................................................    $23,809,865         $5,790,970
  Dividends......................................................................         83,779             94,797
                                                                                     -----------         ----------
    Total Investment Income......................................................     23,893,644          5,885,767
                                                                                     -----------         ----------
EXPENSES:
  Investment advisory fees (Note 3)..............................................      1,747,159            653,417
  Administration fees (Note 3)...................................................        872,967            326,500
  Custodian fees.................................................................         33,455             14,737
  Legal and audit fees (Note 3)..................................................         23,101             15,461
  Transfer agent fees (Note 3)...................................................         43,727             20,661
  Other expenses.................................................................          2,954             23,365
                                                                                     -----------         ----------
    Total Expenses before waivers................................................      2,723,363          1,054,141
    Less: Waivers (Note 3).......................................................       (447,349)          (166,723)
                                                                                     -----------         ----------
  Net Expenses...................................................................      2,276,014            887,418
                                                                                     -----------         ----------
NET INVESTMENT INCOME............................................................     21,617,630          4,998,349
                                                                                     -----------         ----------
NET REALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE 2):.............................            (27)               251
                                                                                     -----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................    $21,617,603         $4,998,600
                                                                                     ===========         ==========

                       See Notes to Financial Statements.

                       The Kent
                       Funds        STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  MICHIGAN MUNICIPAL
                                                               MONEY MARKET FUND                   MONEY MARKET FUND
                                                        -------------------------------     -------------------------------
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                        -------------------------------     -------------------------------
                                                            1996              1995              1996              1995
                                                        -------------     -------------     -------------     -------------
NET ASSETS AT BEGINNING OF YEAR.....................    $ 426,042,320     $ 323,908,424     $ 146,818,028     $ 128,542,814
                                                        -------------     -------------     -------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income.............................       21,617,630        27,990,784         4,998,349         5,096,533
  Net realized gains (losses) on investments sold...              (27)              129               251               530
                                                        -------------     -------------     -------------     -------------
  Net increase in net assets resulting from
    operations......................................       21,617,603        27,990,913         4,998,600         5,097,063
                                                        -------------     -------------     -------------     -------------
DIVIDENDS TO SHAREHOLDERS FROM (NOTE 2):
INSTITUTIONAL:
  Net investment income.............................      (21,564,398)      (27,928,222)       (4,966,358)       (5,073,047)
                                                        -------------     -------------     -------------     -------------
INVESTMENT:
  Net investment income.............................          (53,232)          (62,562)          (31,991)          (23,486)
                                                        -------------     -------------     -------------     -------------
    Total Dividends to shareholders.................      (21,617,630)      (27,990,784)       (4,998,349)       (5,096,533)
                                                        -------------     -------------     -------------     -------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares issued.......................      845,431,796       869,845,458       258,441,230       193,538,800
  Reinvestment of distributions.....................          587,156           465,013            28,579            23,230
  Cost of shares redeemed...........................     (787,338,536)     (768,176,704)     (249,082,148)     (175,287,346)
                                                        -------------     -------------     -------------     -------------
TOTAL NET INCREASE FROM SHARE TRANSACTIONS..........       58,680,416       102,133,767         9,387,661        18,274,684
                                                        -------------     -------------     -------------     -------------
  Net increase in net assets........................       58,680,389       102,133,896         9,387,912        18,275,214
                                                        -------------     -------------     -------------     -------------
NET ASSETS AT END OF YEAR (INCLUDING LINE A)........    $ 484,722,709     $ 426,042,320     $ 156,205,940     $ 146,818,028
                                                        =============     =============     =============     =============

(A) Accumulated undistributed net investment
  income............................................    $      13,072     $      13,072     $          --     $          --
                                                        =============     =============     =============     =============

                       See Notes to Financial Statements.

                       The Kent
                       Funds        NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

  The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirteen managed investment portfolios. The accompanying financial statements and financial highlights are those of The Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund (individually, a "Portfolio", collectively, the "Portfolios") only.

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series.

  The Trust may issue more than one series of shares investing in portfolios of securities. The Trust currently issues thirteen series of shares with two separate classes in each series: Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of a series to a pro rata share in the net assets of that class of such series. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under the Distribution Plan, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares.

  The investment objective of the Money Market Fund is to seek current income from short-term securities while preserving capital and maintaining liquidity. The Michigan Municipal Money Market Fund's investment objective is to seek current income, exempt from federal and State of Michigan personal income taxes, from short-term securities while preserving capital and maintaining liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

PORTFOLIO VALUATION: Securities in the Portfolios are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security initially at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Portfolios may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

REPURCHASE AGREEMENTS: The Trust's custodian and other banks acting in a sub-custodian capacity, take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of the default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare dividends daily from net investment income and pay such dividends monthly. Net investment income for this purpose consists of interest accrued, discount earned (including both original issue and market discount), and dividends earned less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

                      The Kent
                      Funds         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

FEDERAL INCOME TAXES: For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

  At December 31, 1996, the Money Market Fund had the following capital loss carryovers which expire in the years indicated:

AMOUNT                                         YEAR
------                                         -----
$433.........................................   1999
 224.........................................   2002
 194.........................................   2003
  27.........................................   2004
----
$878

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

3.  RELATED PARTY TRANSACTIONS

  Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a member of the Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of each of the Money Market Fund and the Michigan Municipal Money Market Fund.

  Effective August 5, 1996, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") assumed the duties as Administrator and Distributor for the Trust from First Data Investor Services Group, Inc. ("First Data") and 440 Financial Distributors, Inc. ("440 Distributors"), an indirect wholly-owned subsidiary of First Data respectively. Also, effective August 5, 1996, and October 7, 1996, respectively, BISYS Fund Services, Inc. assumed the duties as Fund Accountant and Transfer Agent for the Trust from First Data. BISYS and BISYS Fund Services, Inc. are both wholly owned subsidiaries of The BISYS Group, Inc. The Administrator is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.185% of the average daily net assets of the Trust up to $5 billion; 0.165% of the average daily net assets of the Trust in excess of $5 billion up to $7.5 billion; and 0.135% of the average daily net assets of the Trust in excess of $7.5 billion. Fund Accounting fees are computed daily and paid monthly at the annual rate of 0.015% of the average daily net assets of the Trust and are included as part of the fees paid to the Administrator.

  Transfer agent fees for each Portfolio for the year ended December 31, 1996 are as follows:

                               INSTITUTIONAL   INVESTMENT
                                  SHARES         SHARES
                               -------------   ----------
FUND
----
Money Market Fund............     $43,628         $ 99
Michigan Municipal
  Money Market Fund..........      20,532          129

  The current and previous Administrators have voluntarily reduced their fees for the Portfolios. Total administrative fees waived for the year ended December 31, 1996 were as follows:

                             INSTITUTIONAL     INVESTMENT
                                SHARES           SHARES
                             -------------     ----------
FUND
Money Market Fund........      $ 446,253         $1,096
Michigan Municipal
  Money Market Fund......        165,662          1,061

  Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Portfolios for serving as officers.

  The Trust has adopted a distribution plan (the "Plan") on behalf of the Investment Shares of the Portfolios pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payments to the Distributor of up to 0.25% of the average daily net assets of the Investment Shares for each of the Portfolios for providing distribution services. For the year ended December 31, 1996, no payments were made pursuant to the Plan by either Portfolio.

                      The Kent
                      Funds         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Expenses for the Trust include legal fees paid to Drinker Biddle & Reath. A partner of that firm serves as an Assistant Secretary of the Trust.

4.  CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Portfolios are summarized below:

                                                                                                  MICHIGAN MUNICIPAL
                                                               MONEY MARKET FUND                   MONEY MARKET FUND
                                                        -------------------------------     -------------------------------
                                                            YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                        -------------------------------     -------------------------------
                                                            1996              1995              1996              1995
                                                        -------------     -------------     -------------     -------------
DOLLAR AMOUNTS
  INSTITUTIONAL:
    Shares issued...................................    $ 844,257,954     $ 866,868,069     $ 258,305,060     $ 191,689,616
    Reinvestment of distributions...................          540,797           406,420                --                --
    Shares redeemed.................................     (785,695,077)     (765,999,260)     (248,095,918)     (174,639,291)
                                                        -------------     -------------     -------------     -------------
      Net increase from Institutional Share
         transactions...............................    $  59,103,674     $ 101,275,229     $  10,209,142     $  17,050,325
                                                        -------------     -------------     -------------     -------------
  INVESTMENT:
    Shares issued...................................    $   1,173,842     $   2,977,389     $     136,170     $   1,849,184
    Reinvestment of distributions...................           46,359            58,593            28,579            23,230
    Shares redeemed.................................       (1,643,459)       (2,177,444)         (986,230)         (648,055)
                                                        -------------     -------------     -------------     -------------
      Net increase (decrease) from Investment Share
         transactions...............................    $    (423,258)    $     858,538     $    (821,481)    $   1,224,359
                                                        -------------     -------------     -------------     -------------
Total net increase from share transactions..........    $  58,680,416     $ 102,133,767     $   9,387,661     $  18,274,684
                                                        =============     =============     =============     =============

SHARE AMOUNTS
  INSTITUTIONAL:
    Shares issued...................................      844,257,954       866,868,069       258,305,060       191,689,615
    Reinvestment of distributions...................          540,797           406,420                --                --
    Shares redeemed.................................     (785,695,077)     (765,999,260)     (248,095,918)     (174,639,291)
                                                        -------------     -------------     -------------     -------------
      Net increase from Institutional Share
         transactions...............................       59,103,674       101,275,229        10,209,142        17,050,324
                                                        -------------     -------------     -------------     -------------
  INVESTMENT:
    Shares issued...................................        1,173,842         2,977,389           136,170         1,849,181
    Reinvestment of distributions...................           46,359            58,593            28,579            23,230
    Shares redeemed.................................       (1,643,459)       (2,177,444)         (986,230)         (648,055)
                                                        -------------     -------------     -------------     -------------
      Net increase (decrease) from Investment Share
         transactions...............................         (423,258)          858,538          (821,481)        1,224,356
                                                        -------------     -------------     -------------     -------------
Total net increase from share transactions..........       58,680,416       102,133,767         9,387,661        18,274,680
                                                        =============     =============     =============     =============

5.  CONCENTRATION OF CREDIT RISK

  The Michigan Municipal Money Market Fund invests primarily in debt obligations issued by the State of Michigan and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Portfolio is more susceptible to economic and political factors adversely affecting issuers of Michigan specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6.  FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  During the year ended December 31, 1996, the Michigan Municipal Money Market Fund declared tax-exempt income distributions of $4,997,568.

                   The Kent         MONEY MARKET FUND
                   Funds            FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                 YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------------------------
                                                                 1996         1995         1994         1993         1992
                                                               --------     --------     --------     --------     --------
Net asset value, beginning of period.......................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income....................................        0.05         0.05         0.04         0.03         0.03
                                                               --------     --------     --------     --------     --------
Less Dividends from:
  Net investment income....................................       (0.05)       (0.05)       (0.04)       (0.03)       (0.03)
                                                               --------     --------     --------     --------     --------
Net change in net asset value..............................          --           --           --           --           --
                                                               --------     --------     --------     --------     --------
Net asset value, end of period.............................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               ========     ========     ========     ========     ========

Total return...............................................        5.06%        5.58%        3.75%        2.68%        3.40%

Ratios/Supplemental Data:
  Net Assets, end of period (000's)........................    $483,919     $424,815     $323,539     $359,624     $220,508
    Ratio of expenses to average net assets................        0.52%        0.55%        0.60%        0.60%        0.60%
    Ratio of net investment income to average net assets...        4.95%        5.45%        3.65%        2.65%        3.23%
    Ratio of expenses to average net assets*...............        0.62%        0.63%        0.65%        0.68%        0.91%
    Ratio of net investment income to average net
      assets*..............................................        4.85%        5.37%        3.59%        2.57%        2.92%

------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.
                                       19

                       The Kent     MONEY MARKET FUND
                       Funds        FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                       YEAR ENDED DECEMBER 31,
                                                                          -------------------------------------------------
                                                                           1996       1995      1994      1993      1992(1)
                                                                          ------     ------     -----     -----     -------
Net asset value, beginning of period..................................    $ 1.00     $ 1.00     $1.00     $1.00      $1.00
                                                                          ------     ------     ------    ------     -----

Income from Investment Operations:
  Net investment income...............................................      0.05       0.05      0.04      0.03         --
                                                                          ------     ------     ------    ------     -----
Less Dividends from:
  Net investment income...............................................     (0.05)     (0.05)    (0.04)    (0.03)        --
                                                                          ------     ------     ------    ------     -----
Net change in net asset value.........................................        --         --        --        --         --
                                                                          ------     ------     ------    ------     -----
Net asset value, end of period........................................    $ 1.00     $ 1.00     $1.00     $1.00      $1.00
                                                                          ======     ======     ======    ======     =====

Total return..........................................................      5.06%      5.56%     3.71%     2.67%      0.27%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's)...................................    $  804     $1,227     $ 369     $ 593      $  11
    Ratio of expenses to average net assets...........................      0.52%      0.55%     0.63%     0.63%      0.63%+
    Ratio of net investment income to average net assets..............      4.94%      5.41%     3.58%     2.63%      3.30%+
    Ratio of expenses to average net assets*..........................      0.62%      0.62%     0.68%     4.49%      0.68%+
    Ratio of net investment income (loss) to average net assets*......      4.84%      5.33%     3.53%    (1.24%)     3.25%+

------------------------------------------------------------------------

   + Annualized.
  ++ Not annualized.
   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 (1) The Investment Class date of initial public investment was December 9, 1992.

                      See Notes to Financial Statements.
                                       20

                    The Kent        MICHIGAN MUNICIPAL MONEY MARKET FUND
                    Funds           FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                                  YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------
                                                                  1996         1995         1994         1993        1992
                                                                --------     --------     --------     --------     -------
Net asset value, beginning of period........................    $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                                --------     --------     --------     --------     --------

Income from Investment Operations:
  Net investment income.....................................        0.03         0.03         0.02         0.02        0.03
                                                                --------     --------     --------     --------     --------
Less Dividends from:
  Net investment income.....................................       (0.03)       (0.03)       (0.02)       (0.02)      (0.03)
                                                                --------     --------     --------     --------     --------
Net change in net asset value...............................          --           --           --           --          --
                                                                --------     --------     --------     --------     --------
Net asset value, end of period..............................    $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                                ========     ========     ========     ========     ========

Total return................................................        3.11%        3.50%        2.40%        2.00%       2.63%

Ratios/Supplemental Data:
  Net Assets, end of period (000's).........................    $155,424     $145,215     $128,164     $183,366     $72,906
    Ratio of expenses to average net assets.................        0.54%        0.56%        0.60%        0.60%       0.60%
    Ratio of net investment income to average net assets....        3.06%        3.45%        2.33%        1.96%       2.56%
    Ratio of expenses to average net assets*................        0.64%        0.65%        0.70%        0.69%       0.86%
    Ratio of net investment income to average net assets*...        2.96%        3.36%        2.23%        1.87%       2.29%

------------------------------------------------------------------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                      See Notes to Financial Statements.
                                       21

                     The Kent       MICHIGAN MUNICIPAL MONEY MARKET FUND
                     Funds          FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                                      YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------
                                                                         1996       1995       1994       1993      1992(1)
                                                                        ------     ------     ------     ------     -------
Net asset value, beginning of period................................    $ 1.00     $ 1.00     $ 1.00     $ 1.00      $1.00
                                                                        ------     ------     ------     ------      -----

Income from Investment Operations:
  Net investment income.............................................      0.03       0.03       0.02       0.02         **
                                                                        ------     ------     ------     ------      -----
Less Dividends from:
  Net investment income.............................................     (0.03)     (0.03)     (0.02)     (0.02)        --
                                                                        ------     ------     ------     ------      -----
Net change in net asset value.......................................        --         --         --         --         --
                                                                        ------     ------     ------     ------      -----
Net asset value, end of period......................................    $ 1.00     $ 1.00     $ 1.00     $ 1.00      $1.00
                                                                        ======     ======     ======     ======      =====

Total return........................................................      3.11%      3.48%      2.38%      1.98%      0.03%++

Ratios/Supplemental Data:
  Net Assets, end of period (000's).................................    $  782     $1,603     $  379     $  149      $ ***
    Ratio of expenses to average net assets.........................      0.54%      0.54%      0.63%      0.63%      0.00%+
    Ratio of net investment income to average net assets............      3.06%      3.48%      2.47%      2.01%      2.92%+
    Ratio of expenses to average net assets*........................      0.64%      0.62%      0.73%      3.77%      0.00%+
    Ratio of net investment income (loss) to average net assets*....      2.96%      3.39%      2.37%     (1.13%)     2.92%+

------------------------------------------------------------------------

   + Annualized.
  ++ Not annualized.
   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  ** Amount is less than $0.005.
 *** Amount is less than $1,000.
 (1) The Investment Class date of initial public investment was December 15, 1992.

                      See Notes to Financial Statements.
                                       22

                          INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
  THE KENT FUNDS:

  We have audited the accompanying statements of assets and liabilities of The Kent Funds -- Money Market Fund and Michigan Municipal Money Market Fund, including the portfolios of investments, as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Kent Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 21, 1997
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THE KENT FUNDS(R)                                              BULK RATE
P.O. Box 182201                                               US POSTAGE
Columbus, Ohio 43218-2201                                         PAID
                                                              PERMIT No. 1
                                                              CLEVELAND, OH




KKF-0158 (2/97)